Income Taxes - Disclosure of Changes In Deferred Tax Liability Asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Changes In Deferred Tax Liability Asset [Line Items]
Balance, beginning of year	$ 68,559
Balance, end of year	73,197	$ 68,559
Deferred tax assets [Member]
Disclosure of Changes In Deferred Tax Liability Asset [Line Items]
Balance, beginning of year	2,840	4,316
Issue costs	10,263	0
Deferred income tax expense	(691)	(1,162)
Foreign exchange	213	(314)
Balance, end of year	12,625	2,840
Deferred tax liabilities [Member]
Disclosure of Changes In Deferred Tax Liability Asset [Line Items]
Balance, beginning of year	68,559	70,271
Cash flow hedge	853	0
Deferred income tax expense	3,785	(1,712)
Foreign exchange	0	0
Balance, end of year	$ 73,197	$ 68,559